Note 19 - Trade and Other Receivables - Credit Risk for Trade Receivables by Geographic Region (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Statement Line Items [Line Items]
Trade receivables	$ 3,866	$ 4,959	$ 3,112
United States 1 [member]
Statement Line Items [Line Items]
Trade receivables	0	0	0
United Kingdom 1 [member]
Statement Line Items [Line Items]
Trade receivables	0	0	0
Australia 1 [Member]
Statement Line Items [Line Items]
Trade receivables	2,684	4,349	3,112
The Netherlands [Member]
Statement Line Items [Line Items]
Trade receivables	$ 1,181	$ 610	$ 0